Debt (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Debt
At December 31, 2013 and 2012, our long-term debt and interest rates on that debt were as follows (dollars in thousands):

	December 31, 2013		December 31, 2012
	Amount	Interest Rate	Amount	Interest Rate
Revolving Credit Facility, due October 2018	$—	—%	$—	—%
Five-Year Term Loan, due October 2018	650,000	1.54	—	—
Seven-Year Term Loan, due October 2020	650,000	1.79	—	—
4.50% Senior Notes, net of discount of $1,827 as of December 31, 2013, due November 2023	698,173	4.50	—	—
6.50% Senior Notes, net of discounts of $26 and $32 as of December 31, 2013 and 2012, respectively, due March 2018	149,974	6.50	149,968	6.50
3.90% Senior Notes, net of discounts of $302 and $338 as of December 31, 2013 and 2012, respectively, due June 2022	399,698	3.90	399,662	3.90
Receivables Credit Facility, due October 2014	—	—	109,000	1.06
Senior Credit Facility, Term Loan, due October 2016	—	—	135,000	1.71
Total	2,547,845	3.08	793,630	3.63
Less current portion	39,000	1.59	15,000	1.71
Total long-term debt	$2,508,845	3.10%	$778,630	3.67%

Additional Information On Variable Rate Debt
Additional information regarding our variable rate debt is shown below:

	Reference Interest Rate		Applicable Margin
	2013	2012	2013	2012
Five-Year Term Loan, due October 2018	0.17%	n/a	1.375%	n/a
Seven-Year Term Loan, due October 2020	0.17%	n/a	1.625%	n/a
Receivables Credit Facility	n/a	0.21%	n/a	0.85%
Senior Credit Facility, Term Loan, due October 2016	n/a	0.21%	n/a	1.50%